Note 7 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Aug. 01, 2019
Amortization of fair value of below market time charters acquired	$ 230,112	$ 1,714,370	$ 857,945
Below Market Time Charters Acquired, Noncurrent	17,461,586	$ 0
Fair Value, Inputs, Level 2 [Member] | EM Hydra, EM Kea and EM Spetses [Member]
Below Market Time Charters, Fair Value					$ 778,287
Fair Value, Inputs, Level 2 [Member] | Synergy Keelung, Synergy Oakland and Synergy Busan [Member]
Below Market Time Charters, Fair Value				$ 1,794,028
Fair Value, Inputs, Level 2 [Member] | M/V Marcos V [Member]
Below Market Time Charters, Fair Value	$ 17,691,698